UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     JDS Capital Management
Address:  780 3rd Avenue, 45th Floor
          New York, NY 10017-2024

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      Barbara Tomasulo
Title:
Phone:     212-833-9921
Signature, Place and Date of Signing:

    Barbara Tomasulo  April 22, 2004


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    17

Form 13F Information Table Value Total:    133092



List of Other Included Managers:

 No.  13F File Number     Name

 01                       JDS Capital Management

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D EBAY INC COM STK               COMMON STOCK     278642103     3464    50000 SH       SOLE     01           50000        0        0
D GEMSTAR-TV GUIDE INT           COMMON STOCK     36866W106     6710  1000000 SH       SOLE     01         1000000        0        0
D GEMSTAR-TV GUIDE INT           OPTIONS - CALLS  36866W0HU     3355   500000 SH  CALL SOLE     01          500000        0        0
D IBIS TECHNOLOGY CORP COM       COMMON STOCK     450909106     4656   400000 SH       SOLE     01          400000        0        0
D KOMAG INC COM                  COMMON STOCK     500453204    29427  2015558 SH       SOLE     01         2015558        0        0
D LANTRONIX INC                  COMMON STOCK     516548104     1104   800000 SH       SOLE     01          800000        0        0
D MAXTOR  CORP COM               COMMON STOCK     577729205     4075   500000 SH       SOLE     01          500000        0        0
D MAXTOR  CORP COM               OPTIONS - CALLS  577729ADU     4075   500000 SH  CALL SOLE     01          500000        0        0
D METALINK LTD                   COMMON STOCK     M69897102     3188   400000 SH       SOLE     01          400000        0        0
D MICRON TECHNOLOGY INC COM      OPTIONS - CALLS  5951120DQ     8355   500000 SH  CALL SOLE     01          500000        0        0
D NASDAQ-100 SHARES COM US ETFS  OPTIONS - PUTS   6311001PI    35840  1000000 SH  PUT  SOLE     01         1000000        0        0
D REALNETWORKS INC COM           COMMON STOCK     75605L104     6000  1000000 SH       SOLE     01         1000000        0        0
D REDBACK NETWRKS                COMMON STOCK     757209507     3150   500000 SH       SOLE     01          500000        0        0
D SEAGATE TECHNOLOGY             COMMON STOCK     G7945J104     1613   100000 SH       SOLE     01          100000        0        0
D SIGMA DESIGN COM               COMMON STOCK     826565103     7170  1000000 SH       SOLE     01         1000000        0        0
D SILICON IMAGE COM STK          COMMON STOCK     82705T102     5170   500000 SH       SOLE     01          500000        0        0
D SYMYX TECH INC COM STK         COMMON STOCK     87155S108     5740   200000 SH       SOLE     01          200000        0        0
S REPORT SUMMARY                 17 DATA RECORDS              133092        1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED